Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurement
Schedule of financial instruments carried at fair value

(in thousands of dollars)	December 31, 2016
	Fair Value Measurements Using
Commodity Price Hedges	(Level 1)	(Level 2)	(Level 3)	Total
Current assets	$—	$24,100	$—	$24,100
Long-term assets (1)	—	36,384	(1,640)	34,744
Current liabilities	—	13,636	1,014	14,650
Long-term liabilities	—	892	317	1,209

(in thousands of dollars)	December 31, 2015
	Fair Value Measurements Using
Commodity Price Hedges	(Level 1)	(Level 2)	(Level 3)	Total
Current assets	$—	$122,779	$1,428	$124,207
Long-term assets	—	93,302	—	93,302
Current liabilities	—	11	—	11
Long-term liabilities	—	—	—	—
(1)

Level 3 long-term assets are negative as a result of the netting of our commodity derivative reflected on our Consolidated Balance Sheet as of December 31, 2016. Our agreements include set-off provisions, as noted in Note 6, “Derivative Instruments and Hedging Activities - Offsetting Assets and Liabilities”.

Schedule of quantitative information about Level 3 inputs used in the fair value measurement, assets

	Quantitative Information About Level 3 Fair Value Measurements
	Fair Value		Unobservable
Commodity Price Hedges	(000’s)	Valuation Technique	Input	Range
Natural gas liquid swaps	$(1,014)	Use a discounted cash flow approach using inputs including forward price statements from counterparties	Natural gas liquid futures	$23.94 per barrel
Crude oil collars	$(1,166)	Use a discounted option model approach using inputs including interpolated volatilities for certain settlement months where market volatility quotes were unavailable for the option strike price	Market volatility quotes at the option strike for certain settlement months in 2019	$45.00 - $61.00 per barrel
Natural gas collars	$(791)	Use a discounted option model approach using inputs including interpolated volatilities for certain settlement months where market volatility quotes were unavailable for the option strike price	Market volatility quotes at the option strike for certain settlement months in 2019	$2.55 - $3.41 per barrel

Schedule of changes in fair value of Level 3 financial instruments

(in thousands of dollars)
Balance at December 31, 2014, net	$2,780
Purchases	648
Settlements	(960)
Transfers into Level 3	—
Transfers to Level 2	(1,367)
Changes in fair value	327
Balance at December 31, 2015, net	$1,428
Purchases	(5,208)
Settlements	(171)
Transfers to Level 2	2,363
Transfers to Level 3	—
Changes in fair value	(1,383)
Balance at December 31, 2016, net	$(2,971)

Schedule of fair value of financial instruments that are not recorded at fair value in the consolidated financial statements

	December 31, 2016		December 31, 2015
	Principal		Principal
(in thousands of dollars)	Amount	Fair Value	Amount	Fair Value
Debt:
Revolver	$178,000	$178,000	$110,000	$110,000
2022 Notes	409,148	393,150	500,000	260,000
2023 Notes	150,000	153,375	250,000	153,283